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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut     August 16, 2010
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:   $206,115
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

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
                                                       MARKET
                                                       VALUE   SHARE /                                          VOTING AUTHORITY
                               TITLE OF                (USD)     PRN    SHARE / PUT /   INVESTMENT    OTHER   ---------------------
NAME OF ISSUER                  CLASS         CUSIP   (X1000)   AMOUNT    PRN   CALL    DISCRETION   MANAGERS   SOLE    SHARED NONE
--------------             ---------------- --------- ------- --------- ------- ----- -------------- -------- --------- ------ ----
AMERICAN PUBLIC EDUCATION
  IN                       COM              02913V103  3,767     86,200  SH           Shared-Defined    1        86,200
APPLE INC                  COM              037833100 11,520     45,800  SH           Shared-Defined    1        45,800
BANCO SANTANDER BRASIL S A ADS REP 1 UNIT   05967A107  5,914    572,500  SH           Shared-Defined    1       572,500
CNINSURE INC               SPONSORED ADR    18976M103 15,047    580,066  SH           Shared-Defined    1       580,066
CORINTHIAN COLLEGES INC    COM              218868107  2,064    209,500  SH     PUT   Shared-Defined    1       209,500
CTRIP COM INTL LTD         AMERICAN DEP SHS 22943F100  5,863    156,100  SH           Shared-Defined    1       156,100
DEVRY INC DEL              COM              251893103  7,522    143,300  SH           Shared-Defined    1       143,300
DOLBY LABORATORIES INC     COM              25659T107 11,792    188,100  SH           Shared-Defined    1       188,100
EAST WEST BANCORP INC      COM              27579R104 14,947    980,100  SH           Shared-Defined    1       980,100
GLOBAL CASH ACCESS HLDGS
   INC                     COM              378967103  7,243  1,004,622  SH           Shared-Defined    1     1,004,622
IBERIABANK CORP            COM              450828108  7,624    148,100  SH           Shared-Defined    1       148,100
INTERCONTINENTALEXCHANGE
   INC                     COM              45865V100  3,007     26,600  SH           Shared-Defined    1        26,600
KEYCORP NEW                COM              493267108  7,009    911,400  SH           Shared-Defined    1       911,400
LEAP WIRELESS INTL INC     COM NEW          521863308  2,761    212,700  SH     PUT   Shared-Defined    1       212,700
LIBERTY GLOBAL INC         COM SER A        530555101 16,662    641,100  SH           Shared-Defined    1       641,100
MASTERCARD INC             CL A             57636Q104  7,762     38,900  SH           Shared-Defined    1        38,900
PITNEY BOWES INC           COM              724479100  5,657    257,600  SH     PUT   Shared-Defined    1       257,600
RESOLUTE ENERGY CORP       *W EXP 09/25/201 76116A116  1,175    500,000  SH           Shared-Defined    1       500,000
RESOLUTE ENERGY CORP       COM              76116A108  9,497    775,905  SH           Shared-Defined    1       775,905
SBA COMMUNICATIONS CORP    COM              78388J106  9,975    293,300  SH           Shared-Defined    1       293,300
SOLERA HOLDINGS INC        COM              83421A104  6,384    176,350  SH           Shared-Defined    1       176,350
SOTHEBYS                   COM              835898107  6,191    270,700  SH           Shared-Defined    1       270,700
TESLA MOTORS               COM              88160R101  2,435    102,200  SH           Shared-Defined    1       102,200
UMPQUA HLDGS CORP          COM              904214103 11,468    998,978  SH           Shared-Defined    1       998,978
VISA INC                   COM CL A         92826C839  5,540     78,300  SH           Shared-Defined    1        78,300
VISTAPRINT N V             SHS              N93540107 12,746    268,400  SH           Shared-Defined    1       268,400
WEBMD HEALTH CORP          COM              94770V102  3,988     85,900  SH           Shared-Defined    1        85,900
WILMINGTON TRUST CORP      COM              971807102    555     50,000  SH     PUT   Shared-Defined    1        50,000